December 27, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Warburg Pincus Small Company Value Fund
    File No.  33-63653

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


               U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

1.  Name and address of issuer:  Warburg Pincus Small Company Value Fund
                                 466 Lexington Avenue
                                 New York, NY   10017

2.  Name of each series or class of funds for which this notice is filed:

    Warburg Pincus Small Company Value Fund - Advisor and Common Shares

3.  Investment Company Act File Number:   811-07375

    Securities Act File Number:   33-63653

4.  Last day of fiscal year for which this notice is filed:   10/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.  Number and aggregate sale price of securities sold during the fiscal year:

                  Advisor Shares      Common Shares          Total

    Number:              227             6,643,221          6,643,448
    Sale Price:       $3,200           $85,546,767        $85,549,967

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Advisor Shares      Common Shares          Total

    Number:              227             6,643,221          6,643,448
    Sale Price:       $3,200           $85,546,767        $85,549,967

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $   85,549,967

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +       0

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -   10,985,933

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii),
    plus line (iv)] (if applicable):                           $   74,564,034

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /       3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $   22,595.16

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 17, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Eugene P. Grace
        Eugene P. Grace
        Vice President and Secretary

Date:   December 17, 1996



December 19, 1996

Warburg, Pincus Small Company Value Fund
466 Lexington Avenue
New York, New York 10017

Re:  Rule 24f-2 Notice
     Warburg, Pincus Small Company
     Value Fund (the "Fund")
     (Securities Act File No. 33-63653);
     Investment Company Act File No. 811-07375)

Ladies and Gentlemen:

The Fund, a Massachusetts business trust, is filing with the Securities and Exchange Commission a Rule 24f-2 notice containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Rule"). We understand that the Fund has previously filed a registration statement on Form N-1A (the "Registration Statement") under the Securities Act of 1933, as amended, adopting the declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of common stock of the Fund (the "Shares") were being registered by such registration statement. The effect of the Rule 24f-2 notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and by this opinion, will be to make definite in number the number of Shares sold by the Fund in reliance upon the Rule (the "Rule 24f-2 Shares") during the fiscal year ended October 31, 1996.

As to the various questions of fact material to the opinion expressed herein we have relied upon and assumed the genuineness of the signatures on, the conformity to originals of, and the authenticity of, all documents, including but not limited to certificates of officers of the Fund, submitted to us as originals or copies, which facts we have not independently verified. Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Registration Statement.

On the basis of the foregoing, and assuming compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities, and assuming further that all of the Rule 24f-2 Shares sold during the fiscal year ended October 31, 1996 were sold in accordance with the terms of the Fund's Prospectus and Statement of Additional Information in effect at the time of sale at a sales price in each case in excess of the par value of the Rule 24f-2 Shares, we are of the opinion that such Rule 24f-2 Shares were legally issued, fully paid and non-assessable by the Fund.

We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. We note that we are not licensed to practice law in The Commonwealth of Massachusetts, and to the extent that any opinion expressed herein involves the law of The Commonwealth of Massachusetts, such opinion should be understood to be based solely upon our review of the documents referred to above, the published statutes of that state, and, where applicable, published cases, rules or regulations of regulatory bodies of that state.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice.

Very truly yours,

WILLKIE FARR & GALLAGHER

By:   /s/Rose F. DiMartino
      Rose F. DiMartino
      A Member of the Firm